Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement
John Hancock Funds II
Emerging Markets Debt Fund
Strategic Income Opportunities Fund (the funds)
Supplement dated January 2, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on December 12–14, 2023, the funds’ Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result, effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:
Shareholder fees (%) (fees paid directly from your investment)	A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.75
(on certain purchases, including those of $500,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20
Prospectus Supplement
John Hancock Funds II
Opportunistic Fixed Income Fund (the fund)
Supplement dated January 2, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result, effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:
Shareholder fees (%) (fees paid directly from your investment)	A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.75
(on certain purchases, including those of $500,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20

Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement
John Hancock Funds II
Emerging Markets Debt Fund
Supplement dated January 2, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on December 12–14, 2023, the funds’ Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result, effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:
Shareholder fees (%) (fees paid directly from your investment)	A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.75
(on certain purchases, including those of $500,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement
John Hancock Funds II
Strategic Income Opportunities Fund (the funds)
Supplement dated January 2, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on December 12–14, 2023, the funds’ Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result, effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:
Shareholder fees (%) (fees paid directly from your investment)	A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.75
(on certain purchases, including those of $500,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Strategic Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Opportunistic Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement
John Hancock Funds II
Opportunistic Fixed Income Fund (the fund)
Supplement dated January 2, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result, effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:
Shareholder fees (%) (fees paid directly from your investment)	A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.75
(on certain purchases, including those of $500,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Opportunistic Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20